Note 15 - Financial Expenses - Components of Finance Income (Expenses) (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2018	Feb. 28, 2017	Feb. 29, 2016	Mar. 31, 2017
Statement Line Items [Line Items]
Interest income	$ 6	$ 72	$ 119	$ 73	$ 125
Foreign exchange gain				1,023
Financial income	6	72	119	1,096	125
Foreign exchange loss	(3)	(32)	(177)		(180)
Interest payable on convertible debenture during the period	(14)	(160)	(3)		(17)
Accretion of interest on convertible debenture	(17)	(206)	(5)		(22)
Transaction costs related to derivative warrant liabilities		(1,134)
Other charges	(1)	(4)	(18)	(2)	(19)
Financial expenses	(35)	(1,536)	(203)	(2)	(238)
Other net financial expenses	(29)	(1,464)	(84)	1,094	(113)
Change in fair value of warrant liabilities	(22)	(344)	(31)	2,201	(53)
Net Financial expenses	$ (51)	$ (1,808)	$ (115)	$ 3,295	$ (166)